      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2000

                                                      REGISTRATION NO. 333-38438
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-14

                             REGISTRATION STATEMENT

                                     UNDER

                           THE SECURITIES ACT OF 1933                        [X]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]

                          POST-EFFECTIVE AMENDMENT NO. 1                     [X]
                            ------------------------

                       SCHRODER CAPITAL FUNDS (DELAWARE)

               (Exact name of Registrant as Specified in Charter)

                               787 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10019
              (Address of Principal Executive Offices) (Zip Code)
                                 (212) 641-3800
                        (Area Code and Telephone Number)

                            Carin F. Muhlbaum, Esq.
               Schroder Investment Management North America Inc.
                               787 Seventh Avenue
                            New York, New York 10019
                    (Name and Address of Agent for Service)

                                   Copies to:
                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                            One International Place
                        Boston, Massachusetts 02110-2624
                            ------------------------

    THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF ITS SECURITIES UNDER THE SECURITIES ACT OF 1933, PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. IN RELIANCE UPON RULE 24f-2, NO FILING FEE IS BEING PAID AT THIS TIME.

    THIS AMENDMENT TO THE REGISTRATION STATEMENT ON FORM N-14 OF SCHRODER CAPITAL FUNDS (DELAWARE), FILED WITH THE COMMISSION ON JUNE 2, 2000 (ACCESSION NUMBER 0000912057-00-027206; 1933 ACT REGISTRATION NO. 333-38438)
(THE "REGISTRATION STATEMENT"), IS BEING FILED TO ADD EXHIBIT 12 TO THE REGISTRATION STATEMENT. NO OTHER INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, WHICH IS INCORPORATED HEREIN BY REFERENCE IN ITS ENTIRETY, IS AMENDED, DELETED, OR SUPERSEDED HEREBY.

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

                                    PART C
ITEM 15. INDEMNIFICATION.

     Section 10.02 of the Registrant's Trust Instrument reads as follows:

     "(a) Subject to the exceptions and limitations contained in subsection 10.02(b): "(i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; "(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     "(b) No indemnification shall be provided hereunder to a Covered Person:
"(i) who shall have been adjudicated by a court or body before which the proceeding was brought: (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office; or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or "(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

     "(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     "(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Subsection 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this
Section 10.02."

ITEM 16. EXHIBITS.

     (1) Trust Instrument of Registrant Amended and Restated as of March 13, 1998 (see Note 1).

     (2) Bylaws of Registrant dated September 8, 1995 (see Note 2).

     (3) Not Applicable.

     (4) Form of Agreement and Plan of Reorganization--filed as Appendix A to Part A hereof.

     (5) See the following Articles and Sections in the Trust Instrument filed as Exhibit (a): Article II, Sections 2.03, 2.04, 2.06, 2.08, 2.09, 2.10, 2.11; Article III, Section 3.08; Article VII; Article IX; and Article X, Section 10.03.

     (6) Form of Amended and Restated Investment Advisory Agreement between the Trust and SIM N.A. dated as of September 15, 1999, with respect to Schroder U.S. Diversified Growth Fund (see Note 7).

     (7) Form of Distribution Agreement between the Trust and Schroder Fund Advisors Inc. dated as of September 15, 1999 (see Note 6).

     (8) Not Applicable.

     (9) Custodian Contract between the Trust and State Street Bank and Trust Company dated as of May 31, 1999 (see Note 5).

     (10) Distribution Plan with respect to Advisor Shares (see Note 3).

          (b) Multiclass (Rule 18f-3) Plan adopted by Trust (see Note 4).

     (11) (b) Opinion of Special Counsel (see Note 9).

     (12) Tax Opinion of Ropes & Gray is filed herewith.

     (13) (a) Administration Agreement between the Trust and Schroder Fund Advisors Inc. (see Note 7).

          (b) Sub-administration Agreement among Schroder Fund Advisors, Inc., the Trust, Schroder Capital Funds, Schroder Series Trust II and State Street Bank and Trust Company dated as of June 1, 1999 (see
              Note 5).

          (c) Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company dated as of May 28, 1999 (see
              Note 5).

     (14) (a) Consent of PricewaterhouseCoopers LLP for Schroder U.S. Diversified Growth Fund (see Note 9).

          (b) Consent of Arthur Anderson LLP for Schroder Large Capitalization Equity Fund (see Note 8).

     (15) No financial statements were omitted.

     (16) Power of Attorney for Peter E. Guernsey, Sharon L. Haugh, John I. Howell, Peter S. Knight, Alan M. Mandel, William L. Means, Clarence F. Michalis, Alexandra Poe, Hermann C. Schwab (see Note 8).

     Notes:

     1. Exhibit incorporated by reference to Post-Effective Amendment No. 68 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1998, accession number 0001004402-98-000531.

     2. Exhibit incorporated by reference to Post-Effective Amendment No. 61 to the Trust's Registration Statement on Form N-1A filed via EDGAR on April 18, 1997, accession number 0000912057-97-013527.

     3. Exhibit incorporated by reference to Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 18, 1997, accession number 001004402-97-000035.

     4. Exhibit incorporated by reference to Post-Effective Amendment No. 65 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 27, 1998, accession number 0001004402-98-000053.

     5. Exhibit incorporated by reference to Post-Effective Amendment No. 74 to the Trust's Registration Statement on Form N-1A filed via EDGAR on July 12, 1999, accession number 0001047469-99-027251.

     6. Exhibit incorporated by reference to Post-Effective Amendment No. 75 to the Trust's Registration Statement on Form N-1A filed via EDGAR on September 30, 1999, accession number 0001047469-99-037395.

     7. Exhibit incorporated by reference to Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-00-009074.

     8. Exhibit incorporated by reference to the Trust's Registration
        Statement on Form N-14 filed via EDGAR on June 2, 2000, accession number 0000912057-00-027206.

     9. Exhibit incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 filed via EDGAR on June 30, 2000, accession number 0000912057-00-030681.

ITEM 17. UNDERTAKINGS

(1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The Registrant agrees that every prospectus that is filed under paragraph
    (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Acts of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 26th day of September, 2000.

                                    SCHRODER CAPITAL FUNDS (DELAWARE)


                                    By:       *
                                       ------------------------
                                       Name:  Alexandra Poe
                                       Title: President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 26th day of September, 2000.

     Signature                            Title
     ---------                            -----

       *                                  Trustee and Chairman
-----------------------                   of the Trust
Sharon L. Haugh

                                          Trustee
-----------------------
David N. Dinkins

       *                                  Trustee
-----------------------
Peter E. Guernsey

       *                                  Trustee
-----------------------
John I. Howell

       *                                  Trustee
-----------------------
Peter S. Knight

                                          Trustee
-----------------------
Catherine A. Mazza

       *                                  Trustee
-----------------------
William L. Means

       *                                  Trustee
-----------------------
Clarence F. Michalis

       *                                  Trustee
-----------------------
Hermann C. Schwab

       *                                  President of the Trust
-----------------------
Alexandra Poe

       *                                  Treasurer and Principal
-----------------------                   Financial and Accounting
Alan M. Mandel                            Officer of the Trust



                                  * By: /s/ Carin F. Muhlbaum
                                       ------------------------
                                       Carin F. Muhlbaum
                                       Attorney-In-Fact

Exhibit Index

12 Tax Opinion of Ropes & Gray